Debentures_Changes In Debentures Based On Face Value(Details) - KRW (₩)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation Of Changes In Debentures Based On Face Value Abstract [Abstract]
Beginning	₩ 35,020,888,000,000	₩ 32,599,501,000,000
Changes In Debentures Based On Face Value Abstract [Abstract]
Issues	139,702,869,000,000	99,328,975,000,000
Repayments	(129,246,428,000,000)	(98,477,807,000,000)
Business combination		1,455,500,000,000
Others	(408,381,000,000)	114,719,000,000
Ending	45,068,948,000,000	35,020,888,000,000
Debentures in Korean won
Reconciliation Of Changes In Debentures Based On Face Value Abstract [Abstract]
Beginning	31,153,688,000,000	28,444,840,000,000
Changes In Debentures Based On Face Value Abstract [Abstract]
Issues	137,569,480,000,000	98,107,900,000,000
Repayments	(127,389,098,000,000)	(96,854,252,000,000)
Business combination		1,455,500,000,000
Others	0	(300,000,000)
Ending	41,334,070,000,000	31,153,688,000,000
Structured debentures
Reconciliation Of Changes In Debentures Based On Face Value Abstract [Abstract]
Beginning	1,146,300,000,000	909,788,000,000
Changes In Debentures Based On Face Value Abstract [Abstract]
Issues	3,876,080,000,000	892,100,000,000
Repayments	(4,153,086,000,000)	(1,540,488,000,000)
Business combination		884,900,000,000
Others	0	0
Ending	869,294,000,000	1,146,300,000,000
Subordinated fixed rate debentures in Korean won
Reconciliation Of Changes In Debentures Based On Face Value Abstract [Abstract]
Beginning	3,271,693,000,000	4,586,829,000,000
Changes In Debentures Based On Face Value Abstract [Abstract]
Issues	0	0
Repayments	(358,282,000,000)	(1,314,836,000,000)
Business combination		0
Others	0	(300,000,000)
Ending	2,913,411,000,000	3,271,693,000,000
Fixed rate debentures in Korean won
Reconciliation Of Changes In Debentures Based On Face Value Abstract [Abstract]
Beginning	25,627,695,000,000	22,500,223,000,000
Changes In Debentures Based On Face Value Abstract [Abstract]
Issues	133,283,400,000,000	96,455,800,000,000
Repayments	(122,087,730,000,000)	(93,898,928,000,000)
Business combination		570,600,000,000
Others	0	0
Ending	36,823,365,000,000	25,627,695,000,000
Floating rate debentures in Korean won
Reconciliation Of Changes In Debentures Based On Face Value Abstract [Abstract]
Beginning	1,108,000,000,000	448,000,000,000
Changes In Debentures Based On Face Value Abstract [Abstract]
Issues	410,000,000,000	760,000,000,000
Repayments	(790,000,000,000)	(100,000,000,000)
Business combination		0
Others	0	0
Ending	728,000,000,000	1,108,000,000,000
Debentures in foreign currencies
Reconciliation Of Changes In Debentures Based On Face Value Abstract [Abstract]
Beginning	3,867,200,000,000	4,154,661,000,000
Changes In Debentures Based On Face Value Abstract [Abstract]
Issues	2,133,389,000,000	1,221,075,000,000
Repayments	(1,857,330,000,000)	(1,623,555,000,000)
Business combination		0
Others	(408,381,000,000)	115,019,000,000
Ending	3,734,878,000,000	3,867,200,000,000
Floating rate debentures
Reconciliation Of Changes In Debentures Based On Face Value Abstract [Abstract]
Beginning	1,063,480,000,000	1,829,124,000,000
Changes In Debentures Based On Face Value Abstract [Abstract]
Issues	1,338,239,000,000	35,595,000,000
Repayments	(911,936,000,000)	(806,459,000,000)
Business combination		0
Others	(118,391,000,000)	5,220,000,000
Ending	1,371,392,000,000	1,063,480,000,000
Fixed rate debentures
Reconciliation Of Changes In Debentures Based On Face Value Abstract [Abstract]
Beginning	2,803,720,000,000	2,325,537,000,000
Changes In Debentures Based On Face Value Abstract [Abstract]
Issues	795,150,000,000	1,185,480,000,000
Repayments	(945,394,000,000)	(817,096,000,000)
Business combination		0
Others	(289,990,000,000)	109,799,000,000
Ending	₩ 2,363,486,000,000	₩ 2,803,720,000,000